CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 950,225	$ 217,631
Restricted cash	7,192,928	6,703,242
Note receivable-bank acceptance note	0	15,280,381
Accounts receivable, net of allowance for doubtful accounts of $868,973 and $985,990 at December 31, 2017 and 2016, respectively	51,699,930	37,298,465
Inventories	13,479,473	25,999,182
Advance to suppliers	71,280,903	46,729,285
Other current assets	37,390	31,368
Total current assets	144,640,849	132,259,554
Property, plant and equipment, net	4,031,534	4,447,063
Land use rights, net	3,697,012	3,571,184
Deferred tax assets	149,511	165,951
TOTAL ASSETS	152,518,906	140,443,752
Current Liabilities
Notes payable-bank acceptance notes	10,253,742	9,586,276
Short-term bank loans	13,947,385	16,916,535
Accounts payables	359,927	1,504,863
Customer deposits	316,394	135,903
Taxes payable	450,711	594,795
Other payables and accrued liabilities	4,236,823	1,740,474
Due to related party	0	3,886
Due to shareholder	351,499	307,499
Total current liabilities	29,916,481	30,790,231
Long-term bank loans	7,652,046	7,207,727
TOTAL LIABILITIES	37,568,527	37,997,958
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as both of December 31, 2017 and 2016	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	6,672,254	6,123,022
Retained earnings	59,386,668	54,590,589
Treasury stock, at cost: 208,890 shares as both of December 31, 2017 and 2016	(192,153)	(192,153)
Accumulated other comprehensive income/(loss)	2,227,334	(4,378,873)
TOTAL SHAREHOLDERS’ EQUITY	102,265,558	90,314,040
Non-controlling interest	12,684,821	12,131,754
TOTAL EQUITY	114,950,379	102,445,794
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 152,518,906	$ 140,443,752